Plant and equipment	3 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment	Plant and equipment

For the three months ended March 31,						2023
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the period	$167.1	$38.2	$2.1	$0.3	$9.9	$217.6
Additions	86.6	—	0.3	—	0.2	87.1
Transfers	(0.6)	0.6	—	—	—	—
Balance, end of the period	253.1	38.8	2.4	0.3	10.1	304.7

Accumulated depreciation
Balance, beginning of the period	—	(5.3)	(0.3)	(0.1)	(1.5)	(7.2)
Depreciation	—	(1.4)	(0.2)	—	(0.3)	(1.9)
Balance, end of the period	—	(6.7)	(0.5)	(0.1)	(1.8)	(9.1)
Net book value	$253.1	$32.1	$1.9	$0.2	$8.3	$295.6
For the three months ended March 31, 2023, $2.0 million in employee salaries and $0.2 million in share-based compensation costs (2022: $nil) were capitalized to assets under construction.
For the three months ended March 31, 2023, $5.7 million in borrowing costs (2022: $nil) were capitalized to assets under construction. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization in the period was a weighted average effective interest rate of 12.6%.

Refer to Note 15 for details of contractual commitments to purchase fixed assets.